IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Market Risk [Line Items]
Market risk SVaR	$ 64.4	$ 55.8
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.6	1.8
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	14.1	10.8
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	2.3	0.5
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	22.1	15.2
Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	10.2	3.0
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(15.0)	(12.8)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	35.3	18.5
Average [Member]
Market Risk [Line Items]
Market risk SVaR	53.6	45.7
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	3.1	2.7
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	13.1	14.9
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.8	2.2
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	18.0	27.1
Average [Member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	5.7	3.3
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(15.1)	(19.7)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	26.6	30.5
Top of range [member]
Market Risk [Line Items]
Market risk SVaR	70.8	65.4
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	5.5	6.2
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	18.4	24.9
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	5.2	6.4
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	26.5	52.5
Top of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	10.5	5.4
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	38.2	53.5
Bottom of range [member]
Market Risk [Line Items]
Market risk SVaR	34.2	36.3
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	1.0	1.1
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	8.5	10.0
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.5	0.5
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	12.4	9.8
Bottom of range [member] | Debt-specific risk [Member]
Market Risk [Line Items]
Market risk VaR	1.8	1.9
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 18.1	$ 15.3